Average Annual Total Returns - Brighthouse/Wellington Balanced Portfolio	Apr. 30, 2021
S&P 500 Index (reflects no deduction for mutual fund fees or expenses)
Average Annual Return:
1 Year	18.40%
5 Years	15.21%
10 Years	13.88%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for mutual fund fees or expenses)
Average Annual Return:
1 Year	7.51%
5 Years	4.43%
10 Years	3.84%
BlendedIndexreflectsnodeductionformutualfundfeesorexpenses [Member]
Average Annual Return:
1 Year	14.73%
5 Years	11.10%
10 Years	10.02%
Class A
Average Annual Return:
1 Year	17.72%
5 Years	11.41%
10 Years	10.60%
Class B
Average Annual Return:
1 Year	17.45%
5 Years	11.14%
10 Years	10.33%
Class E
Average Annual Return:
1 Year	17.53%
5 Years	11.25%
10 Years	10.44%